Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Disclosure of non-current assets held for sale and discontinued operations
Includes certain real property assets located in Argentina that the Board of Directors are committed to sale in the short-term.

	December 31, 2023	December 31, 2022
Real Estate held for sale - Fisherton	478,476	453,724
Real Estate held for sale - Mendoza	155,915	154,682
Real Estate held for sale - Villa Lynch	125,301	—
Real Estate held for sale - Bernal	92,503	92,503

TOTAL	852,195	700,909

Schedule Of Impairment Loss On Non Current Assets Held For Sale
The impairment for
non-current
assets held for sale is reported below:

	December 31, 2023	December 31, 2022
Real Estate held for sale - Fisherton	(247,694)	(272,440)
Real Estate held for sale - Mendoza	—	(1,233)

TOTAL	(247,694)	(273,673)